Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ 13	¥ (64)
Credit (debit) Amounts reclassified to earnings		0
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 69	¥ 84